Guarantees and commitments	12 Months Ended
Dec. 31, 2012
Guarantees and commitments
31 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,104	1,550	334	845	12,833	12,446		167	2,166

Performance guarantees and similar instruments	5,160	1,643	970	1,758	9,531	8,793		139	3,336

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,297	689	286	147	5,419	5,397		3	2,812

Total guarantees	52,969	13,833	3,423	5,184	75,409	74,262		1,294	20,525

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse FNMA for losses on certain whole loans underlying mortgage-backed securities issued by FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in >>>fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
>>>Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 is CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees.

PAF2 transaction
The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In the first quarter of 2012, the Group entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers the approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Group’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Group for counterparty risk management. As of December 31, 2012, the carrying value of the PAF2 awards was CHF 627 million. The amount of the PAF2 awards compensation expense for the year ended December 31, 2012 was CHF 647 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 27 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Group has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of December 31, 2012, the CDS had a positive replacement value of CHF 8 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 30 – Derivatives and hedging activities. The Group also has a credit support facility with this entity that allows the Group to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Group instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of December 31, 2012, the carrying value of the credit support facility included in this table was CHF 7 million. The transaction overall is a four-year transaction, but can be extended to nine years. The Group has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the BCBS published updated regulatory guidance that makes the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Group now has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Group is evaluating restructuring the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III, or alternatively, the Group may decide to terminate the transaction in its entirety.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

With respect to its outstanding repurchase claims balance for GSEs, private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because the Group has limited reliable information about the status of such loans following their sale. With respect to outstanding repurchase claims from private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued due to the Group’s limited history of resolving such repurchase claims.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2012 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims during the period from January 1, 2012 to December 31, 2012, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 37 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the “Guarantees” table and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments
Lease commitments (CHF million)

2013	677

2014	593

2015	515

2016	464

2017	411

Thereafter	3,503

Future operating lease commitments	6,163

Less minimum non-cancellable sublease rentals	355

Total net future minimum lease commitments	5,808

Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	631	554	625

Sublease rental income	(98)	(97)	(123)

Total net expenses for operating leases	533	457	502

Operating lease commitments
The Group has contractual commitments under operating lease arrangements for certain premises and equipment. Under operating leases, the leased property is not reported on the balance sheet of the lessee. Lease payments required by the contract are generally expensed on a straight-line basis over the term of the lease. The related commitments for future rental expenses under operating leases are included in the table “Lease commitments”.

From time to time, the Group may enter into sale-leaseback transactions, in which an asset is sold and immediately leased back. If specific criteria are met, such asset is derecognized from the balance sheet and an operating lease is recognized. If the present value of the lease payments is equal to or higher than 10% of the fair value of the property sold, any resulting gains up to an amount equal to the present value of the lease payments are deferred and recognized in the statement of operations over the term of the lease as a reduction of rental expense. Gains on sale-leaseback transactions for which the lease payments are lower than 10% of the fair value of the property sold or gains in excess of the fair value of the lease payments are recognized in the statements of operations upon completion of the sale.

Sale-leaseback transactions in 2012
In the first quarter of 2012, the Group sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment S.à.r.l. and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each. OCS Investment S.à.r.l. is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.

In the fourth quarter of 2012, the Group sold the Uetlihof office complex in Zurich, the Group’s principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years. Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.

During 2012, the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between five and ten years. Total contractual rental expenses under these leases will amount to CHF 41 million.

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,217	35	6	0	6,258		6,061		3,219

Loan commitments	169,462	23,574	37,690	6,384	237,110	[2]	231,639		153,460

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	949	864	172	576	2,561		2,561		131

Total other commitments	222,184	24,473	37,868	6,960	291,485		285,817		202,366

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 139,709 million and CHF 138,051 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the >>>reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

In November 2007, Banco de Investimentos Credit Suisse (Brasil) S.A., a wholly owned subsidiary of Credit Suisse AG, acquired a majority interest (50% plus one share) in Hedging-Griffo and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In the second quarter of 2012, the Group acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 3 – Business developments and subsequent events” for further information.

Bank
Guarantees and commitments
30 Guarantees and commitments
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,101	1,548	334	845	12,828	12,441		167	2,164

Performance guarantees and similar instruments	5,047	1,599	951	1,750	9,347	8,608		135	3,307

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,172	684	281	144	5,281	5,260		3	2,789

Total guarantees	52,728	13,782	3,399	5,173	75,082	73,935		1,290	20,471

2011 (CHF million)

Credit guarantees and similar instruments	3,267	2,061	1,106	907	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	1,619	1,300	1,705	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	379	418	192	4,835	4,799		4	2,241

Total guarantees	55,181	17,012	7,961	8,514	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority (FINMA) or by the compulsory liquidation of another deposit-taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 is CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees.

PAF2 transaction
The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In the first quarter of 2012, the Bank entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers the approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Bank’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Bank for counterparty risk management. As of December 31, 2012, the carrying value of the PAF2 awards was CHF 625 million. The amount of the PAF2 awards compensation expense for the year ended December 31, 2012 was CHF 645 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 26 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Bank has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of December 31, 2012, the CDS had a positive replacement value of CHF 8 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 30 – Derivatives and hedging activities. The Bank also has a credit support facility with this entity that allows the Bank to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Bank instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of December 31, 2012, the carrying value of the credit support facility included in this table was CHF 7 million. The transaction overall is a four-year transaction, but can be extended to nine years. The Bank has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the Basel Committee on Banking Supervision (BCBS) published updated regulatory guidance that make the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Group now has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Group is evaluating restructuring the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III, or alternatively, the Group may decide to terminate the transaction in its entirety.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2012 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims during the period from January 1, 2012 to December 31, 2012, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold – repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 35 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 35 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Lease commitments
Lease commitments (CHF million)

2013	673

2014	592

2015	514

2016	463

2017	411

Thereafter	3,502

Future operating lease commitments	6,155

Less minimum non-cancellable sublease rentals	353

Total net future minimum lease commitments	5,802

Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	629	549	620

Sublease rental income	(97)	(96)	(122)

Total net expenses for operating leases	532	453	498

Operating lease commitments
> Refer to “Note 31 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Sale-leaseback transactions in 2012
In the first quarter of 2012, the Bank sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment S.à.r.l. and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each. OCS Investment S.à.r.l. is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.

In the fourth quarter of 2012, the Bank sold the Uetlihof office complex in Zurich, the Bank’s principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years. Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.

During 2012, the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between five and ten years. Total contractual rental expenses under these leases will amount to CHF 41 million.

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,210	35	6	0	6,251		6,054		3,219

Loan commitments	166,259	23,574	37,688	6,384	233,905	[2]	228,433		151,616

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	906	863	171	575	2,515		2,515		131

Total other commitments	218,931	24,472	37,865	6,959	288,227		282,558		200,522

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	3	40	0	5,681		5,201		2,371

Loan commitments	154,394	19,951	35,746	7,112	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,430	405	872	870	3,577		3,577		32

Total other commitments	190,347	20,359	36,658	7,982	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 136,669 million and CHF 134,901 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Bank's sole discretion upon notice to the client.

In November 2007, Banco de Investimentos Credit Suisse (Brasil) S.A., a wholly owned subsidiary of the Bank, acquired a majority interest (50% plus one share) in Credit Suisse Hedging-Griffo Investimentos S.A. (Hedging-Griffo) and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In the second quarter of 2012, the Bank acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 31 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.